Note 11 - Income Taxes - Loss Carryforwards, Unclaimed Deductions and Credits Available for Carryforward (Details)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Losses carried forward, provincial	$ 134,510,333
Losses carried forward, federal	136,110,648
Unused tax credits, federal	1,704,128
Unused tax losses, expiring 2029 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	39,492
Losses carried forward, federal	39,508
R&D Tax Credits [member]
Statement Line Items [Line Items]
Unused tax credits, state	1,080,814
Unused tax losses, expiring 2030 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	153,102
Losses carried forward, federal	153,353
Unused tax losses, expiring 2031 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	88,677
Losses carried forward, federal	89,381
Unused tax losses, expiring 2032 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	77,368
Losses carried forward, federal	92,095
Unused tax losses, expiring 2033 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	2,631,911
Losses carried forward, federal	2,722,029
Unused tax losses, expiring 2034 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	7,902,544
Losses carried forward, federal	8,103,485
Unused tax losses, expiring 2035 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	18,705,985
Losses carried forward, federal	18,980,654
Unused tax losses, expiring 2036 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	18,711,295
Losses carried forward, federal	19,046,349
Unused tax losses, expiring 2037 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	33,829,690
Losses carried forward, federal	33,978,229
Unused tax losses, expiring 2038 [member]
Statement Line Items [Line Items]
Losses carried forward, provincial	52,370,269
Losses carried forward, federal	52,905,565
Unused tax credits, federal	654,025
Unused tax credits, Expiring 2033 [member]
Statement Line Items [Line Items]
Unused tax credits, federal	76,818
Unused tax credits, Expiring 2034 [member]
Statement Line Items [Line Items]
Unused tax credits, federal	260,594
Unused tax credits, Expiring 2035 [member]
Statement Line Items [Line Items]
Unused tax credits, federal	203,856
Unused tax credits, Expiring 2036 [member]
Statement Line Items [Line Items]
Unused tax credits, federal	154,272
Unused tax credits, Expiring 2037 [member]
Statement Line Items [Line Items]
Unused tax credits, federal	354,563
Orphan drug tax credits, Expiring 2037 [member]
Statement Line Items [Line Items]
Unused tax credits, federal	900,109
Orphan drug tax credits, Expiring 2038 [member]
Statement Line Items [Line Items]
Unused tax credits, federal	3,075,708
Orphan drug tax credits [member]
Statement Line Items [Line Items]
Unused tax credits, federal	$ 3,975,817